Summary of Gross Loans Origination and Internally Assigned Credit Risk Ratings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Retail Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	₨ 378,896.1	$ 4,994.0	₨ 325,017.0
2017	259,729.3	3,423.3	223,465.6
2018	496,836.7	6,548.5	460,687.0
2019	808,003.9	10,649.8	875,535.7
2020	1,230,531.7	16,218.9	1,399,092.4
2021	3,233,675.4	42,621.3	2,258,375.6
Revolving Loans	2,560,650.4	33,750.5	1,961,778.3
Revolving loans converted to term loans	342,211.2	4,510.5	324,881.0
Total	9,310,534.7	122,716.9	7,828,832.6
Retail Loans | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	9,312.3		5,335.9
2017	45,501.4		32,241.1
2018	94,617.1		105,207.5
2019	175,929.5		177,420.0
2020	255,269.2		274,790.0
2021	455,776.3		363,780.1
Revolving Loans	6,387.2		5,278.6
Revolving loans converted to term loans	0.0		0.0
Total	1,042,793.0		964,053.2
Retail Loans | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,576.1		732.4
2017	15,231.0		9,218.8
2018	71,661.5		51,802.5
2019	233,528.5		187,236.5
2020	340,457.8		495,307.5
2021	948,999.7		639,169.9
Revolving Loans	388,306.0		334,378.6
Revolving loans converted to term loans	342,211.2		324,881.0
Total	2,341,971.8		2,042,727.2
Retail Loans | Retail Business Banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	56,009.1		38,773.6
2017	82,695.8		52,290.8
2018	100,790.9		126,526.8
2019	154,562.7		149,339.8
2020	309,553.8		211,462.3
2021	570,099.2		481,571.6
Revolving Loans	1,343,375.6		947,881.0
Revolving loans converted to term loans	0.0		0.0
Total	2,617,087.1		2,007,845.9
Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,048.2		673.7
2017	17,414.0		7,128.8
2018	75,642.7		49,163.8
2019	133,233.7		157,544.7
2020	189,444.8		224,501.8
2021	427,085.4		289,039.2
Revolving Loans	106,197.2		77,277.8
Revolving loans converted to term loans	0.0		0.0
Total	951,066.0		805,329.8
Retail Loans | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	302,700.9		274,468.7
2017	86,186.2		112,841.5
2018	128,811.4		105,813.9
2019	48,992.2		153,430.6
2020	513.4		55,641.9
2021	263,678.3		38.9
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	830,882.4		702,235.5
Retail Loans | Other Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	7,249.5		5,032.7
2017	12,700.9		9,744.6
2018	25,313.1		22,172.5
2019	61,757.3		50,564.1
2020	135,292.7		137,388.9
2021	568,036.5		484,775.9
Revolving Loans	716,384.4		596,962.3
Revolving loans converted to term loans	0.0		0.0
Total	1,526,734.4		1,306,641.0
Retail Loans | Performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	8,466.2		4,599.0
2017	42,634.8		30,174.9
2018	89,161.9		99,159.5
2019	169,606.1		168,159.1
2020	252,295.7		266,277.0
2021	455,114.6		362,747.1
Revolving Loans	5,072.1		4,460.3
Revolving loans converted to term loans	0.0		0.0
Total	1,022,351.4		935,576.9
Retail Loans | Performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,374.4		613.8
2017	14,320.8		8,617.1
2018	67,477.1		48,658.4
2019	225,561.4		178,532.3
2020	336,526.1		483,925.8
2021	947,277.0		638,007.4
Revolving Loans	381,900.4		326,118.9
Revolving loans converted to term loans	339,477.1		321,227.4
Total	2,313,914.3		2,005,701.1
Retail Loans | Performing | Retail Business Banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	52,347.2		35,189.0
2017	78,959.8		49,573.1
2018	97,361.4		121,663.7
2019	151,964.0		145,473.9
2020	306,673.0		209,578.9
2021	569,687.0		480,518.2
Revolving Loans	1,324,274.5		934,520.2
Revolving loans converted to term loans	0.0		0.0
Total	2,581,266.9		1,976,517.0
Retail Loans | Performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,837.4		517.8
2017	16,022.5		6,292.2
2018	69,418.2		44,766.4
2019	125,223.1		146,432.4
2020	185,561.0		214,342.4
2021	426,434.1		287,953.1
Revolving Loans	101,478.2		73,010.2
Revolving loans converted to term loans	0.0		0.0
Total	925,974.5		773,314.5
Retail Loans | Performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	301,103.3		272,061.4
2017	85,682.1		111,758.9
2018	127,339.2		105,069.4
2019	46,798.3		152,564.7
2020	0.6		55,570.3
2021	263,480.5		38.9
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	824,404.0		697,063.6
Retail Loans | Performing | Other Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	4,260.4		2,406.7
2017	11,266.3		8,530.0
2018	20,843.1		20,090.5
2019	51,074.6		45,854.0
2020	131,647.7		129,946.8
2021	567,032.4		483,241.9
Revolving Loans	691,150.7		576,986.7
Revolving loans converted to term loans	0.0		0.0
Total	1,477,275.2		1,267,056.6
Retail Loans | Non-performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	846.1		736.9
2017	2,866.6		2,066.2
2018	5,455.2		6,048.0
2019	6,323.4		9,260.9
2020	2,973.5		8,513.0
2021	661.7		1,033.0
Revolving Loans	1,315.1		818.3
Revolving loans converted to term loans	0.0		0.0
Total	20,441.6		28,476.3
Retail Loans | Non-performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	201.7		118.6
2017	910.2		601.7
2018	4,184.4		3,144.1
2019	7,967.1		8,704.2
2020	3,931.7		11,381.7
2021	1,722.7		1,162.5
Revolving Loans	6,405.6		8,259.7
Revolving loans converted to term loans	2,734.1		3,653.6
Total	28,057.5		37,026.1
Retail Loans | Non-performing | Retail Business Banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	3,661.9		3,584.6
2017	3,736.0		2,717.7
2018	3,429.5		4,863.1
2019	2,598.7		3,865.9
2020	2,880.8		1,883.4
2021	412.2		1,053.4
Revolving Loans	19,101.1		13,360.8
Revolving loans converted to term loans	0.0		0.0
Total	35,820.2		31,328.9
Retail Loans | Non-performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	210.8		155.9
2017	1,391.5		836.6
2018	6,224.5		4,397.4
2019	8,010.6		11,112.3
2020	3,883.8		10,159.4
2021	651.3		1,086.1
Revolving Loans	4,719.0		4,267.6
Revolving loans converted to term loans	0.0		0.0
Total	25,091.5		32,015.3
Retail Loans | Non-performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,597.6		2,407.3
2017	504.1		1,082.6
2018	1,472.2		744.5
2019	2,193.9		865.9
2020	512.8		71.6
2021	197.8		0.0
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	6,478.4		5,171.9
Retail Loans | Non-performing | Other Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,989.1		2,626.0
2017	1,434.6		1,214.6
2018	4,470.0		2,082.0
2019	10,682.7		4,710.1
2020	3,645.0		7,442.1
2021	1,004.1		1,534.0
Revolving Loans	25,233.7		19,975.6
Revolving loans converted to term loans	0.0		0.0
Total	49,459.2		39,584.4
Wholesale loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	5,859.4	77.2	4,385.2
2017	194,108.7	2,558.4	3,416.6
2018	206,701.5	2,724.4	317,027.8
2019	423,342.8	5,579.8	339,789.6
2020	1,011,211.4	13,328.2	572,780.0
2021	2,245,121.3	29,591.7	2,013,535.3
Revolving Loans	1,012,664.2	13,347.4	963,950.8
Total	5,099,009.3	$ 67,207.2	4,214,885.3
Wholesale loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	5,289.7		3,939.4
2017	186,145.4		3,332.3
2018	195,703.7		298,631.5
2019	421,349.1		324,816.0
2020	1,006,687.4		568,907.1
2021	2,232,372.3		2,007,206.0
Revolving Loans	984,145.8		930,417.0
Total	5,031,693.4		4,137,249.3
Wholesale loans | Labelled
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	0.0		0.0
2017	3,297.2		0.0
2018	5,164.1		7,503.2
2019	1,632.6		10,194.9
2020	4,045.0		2,427.6
2021	11,447.4		4,073.6
Revolving Loans	9,808.5		13,257.2
Total	35,394.8		37,456.5
Wholesale loans | Non-performing
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	569.7		445.8
2017	4,666.1		84.3
2018	5,833.7		10,893.1
2019	361.1		4,778.7
2020	479.0		1,445.3
2021	1,301.6		2,255.7
Revolving Loans	18,709.9		20,276.6
Total	₨ 31,921.1		₨ 40,179.5